Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Other Operating Expenses [Abstract]
Schedule Of Other Operating Expenses

	For the Years Ended December 31,
	2013	2012	2011
Litigation settlement of VITAS segment (a)	$10,500	$-	$-
Settlements of Roto-Rooter segment (b)	15,721	-	-
Severance and other operating costs related
to closing Roto-Rooter's HVAC business	-	1,126	-
Total other operating expenses	$26,221	$1,126	$-

(a)	Santos claims discussed in Note 18.
(b)	Morganelli claims discussed in Note 18 and estimated settlement of certain customer claims.